Notes to the Consolidated Statements of Operations - Contract balances (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Notes to the Consolidated Statements of Operations
Trade receivables	€ 6,443	€ 6,295
Contract assets	119	2,707
Contract liabilities	€ 98,763	€ 107,308